INCOME TAXES (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Income before income tax provision	$ 7,771,875	$ 6,173,389
Tax at the PRC EIT tax rates	1,942,969	1,543,347
HNTE tax incentive	(361,863)	(520,729)
Tax effect of non-deductible expenses	343,970	31,500
Tax effect of Research and development expenses deduction	(31,828)	(35,817)
Non-taxable investment income		(166,166)
Write-off of net operating loss carry forwards		(10,465)
Others		(62,211)
Change in valuation allowance	38,114	(34,606)
Income tax expense	$ 1,931,362	$ 744,853